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GRUNTAL & CO. INCORPORATED
ESTABLISHED 1880
MEMBER NEW YORK STOCK EXCHANGE

[LOGO OMITTED]








MONEY MARKET PORTFOLIO
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MUNICIPAL
MONEY MARKET PORTFOLIO
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GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
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NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO







ANNUAL REPORT
AUGUST 31, 1997

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                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT


     For much of the past year, economic activity grew progressively stronger and only the good behavior of inflation kept money market yields from an appreciable rise. In last year's final two quarters and through 1997's first quarter, the nation's gross domestic product rose from a rate of 2.1% to 4.9%, led by healthy gains in employment and wages. This strong momentum put pressure on the Federal Reserve to raise short-term interest rates, particularly early this year. The Fed's only move, however, was in March when it increased the federal funds rated from 5.25% to 5.50%. The Fed likened its move to buying insurance against the possible need for larger moves at a later date. The reaction to the tighter monetary policy was quite severe, with both the stock and bond markets experiencing sharp declines in April.

     In the months following the Fed's move, economic activity began to show signs of slowing and the money market yield curve, which reached its steepest slope in March, began to flatten. One-year yields, for example, which peaked at 6.30% fell below 6.00% over the next few months, while the one- to three-month sector held steady in a 5.50-5.65% range. One interesting anomaly was the U.S. Treasury market where yields on three-, six-, and twelve-month bills traded well below other money market rates. With the huge amount of cash in the market, the three-month Treasury bill yielded as low as 4.90% in the second quarter, while overnight rates remained at 5.50%. By the end of August, the three-month Treasury bill had recovered somewhat, but was still 30 basis points below the federal funds rate. This dichotomy in market yields generally kept the duration of the government portfolio shorter than the prime portfolio, as it carried more overnight investments for both yield and liquidity. In contrast, the prime portfolio was more attracted to the 3-month and 1-year sectors to pick up incremental yield during those occasions when the curve steepened.

     Early in the year, a lack of supply and a renewed belief in a Federal Reserve tightening kept municipal yields at historically expensive levels. Variable rate demand securities maintained strong interest from investors in anticipation of higher short-term interest rates and in preparation for April's income tax payments. Total tax-exempt money fund assets reached new all-time highs in each of the first four months of the year. Tax-free variable rate yields rose in volatile trading during the second quarter and returns offered taxable equivalent yields that were 50 basis points above taxable securities. Substantial cash inflows in mid-summer from coupon payments and crossover buyers caused daily reset demand notes to drop approximately 170 basis points, while weekly reset demand notes fell 70 basis points. By the end of August, total tax-free money market fund assets, as measured by "IBC's MONEY FUND REPORT," climbed to an all-time high of over $154 billion. Interest rate volatility and a flat yield curve allowed RBB Municipal and RBB New York Municipal Money Funds to maintain shorter average weighted maturities than their "IBC MONEY FUND REPORT" peer groups. For the year ended August, assets in RBB Municipal rose from $421 million to $488 million, while RBB New York increased from $88 million to $110 million.

                    PNC Institutional Management Corporation
                    (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios of the RBB Fund, Inc., as of August 31, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned by the custodian as of August 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios of the RBB Fund, Inc., as of August 31, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 17, 1997

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)          VALUE
                                                      --------      ------------
AGENCY OBLIGATIONS--10.0%
Student Loan Marketing
   Association(DAGGER)
   5.450% 09/02/97 .........................          $ 10,000      $ 10,000,000
   5.460% 09/02/97 .........................            10,000        10,000,000
Student Loan Marketing Assocation
   Discount Notes
   5.500% 09/02/97 .........................           250,000       249,961,806
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $269,961,806) .................                         269,961,806
                                                                    ------------
CERTIFICATES OF DEPOSIT--32.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.625% 10/08/97 .........................            50,000        50,000,000
   5.600% 11/19/97 .........................            75,000        75,000,000
                                                                    ------------
                                                                     125,000,000
                                                                    ------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.6%
Bankers Trust Co.
   5.980% 06/19/98 .........................            50,000        49,992,390
   5.820% 07/31/98 .........................            25,000        24,993,453
   5.880% 08/11/98 .........................            25,000        24,993,238
Mellon Bank N.A.
   6.030% 09/23/97 .........................            25,000        25,001,846
Wilmington Trust Co.
   5.920% 11/06/97 .........................            25,000        25,000,000
                                                                    ------------
                                                                     149,980,927
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--22.6%
Banque Nationale de Paris
   5.860% 08/10/98 .........................            25,000        24,986,523
Caisse Nationale de Credit Agricole
   5.640% 10/07/97 .........................            50,000        50,001,479
Credit Suisse
   6.240% 04/08/98 .........................            40,000        40,040,657
Deutsche Bank
   6.000% 03/25/98 .........................            50,000        50,050,753
   6.200% 04/08/98 .........................            25,000        25,015,286
Industrial Bank of Japan
   5.730% 10/10/97 .........................            50,000        50,000,000
   5.680% 10/24/97 .........................            25,000        25,000,637
Rabobank Nederland
   5.710% 02/17/98 .........................            50,000        50,002,280

                                                       PAR
                                                      (000)            VALUE
                                                    --------        ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Royal Bank of Canada
   5.670% 09/02/97(DAGGER) .............            $ 25,000        $ 24,994,403
   6.200% 04/06/98 .....................              19,000          19,014,263
   5.940% 06/25/98 .....................              25,000          24,988,323
Sanwa Bank
   5.780% 09/17/97 .....................              50,000          50,000,637
Societe Generale
   5.600% 09/19/97 .....................              50,000          50,000,000
   5.630% 12/31/97 .....................              25,000          24,999,544
   5.770% 01/09/98 .....................              25,000          24,996,590
Sumitomo Bank
   5.640% 10/20/97 .....................              50,000          50,000,000
Swedbank
   5.630% 11/20/97 .....................              25,000          25,000,548
                                                                    ------------
                                                                     609,091,923
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $884,072,850) .............                             884,072,850
                                                                    ------------
COMMERCIAL PAPER--40.5%
ASSET BACKED SECURITIES--4.1%
Beta Finance Inc.
   5.620% 09/26/97 .....................              15,000          14,941,458
Countrywide Funding Corp.
   5.590% 09/15/97 .....................              60,000          59,869,567
   5.570% 09/30/97 .....................              35,000          34,842,957
                                                                    ------------
                                                                     109,653,982
                                                                    ------------
BANKS--7.3%
AB Spintab Swedmortgage
   5.520% 11/06/97 .....................              50,000          49,494,000
AMRO N.A. Finance Inc.
   5.560% 05/01/98 .....................              50,000          48,131,222
Unifunding Inc.
   5.540% 10/07/97 .....................              50,000          49,723,000
   5.520% 10/30/97 .....................              50,000          49,547,667
                                                                    ------------
                                                                     196,895,889
                                                                    ------------
FINANCE SERVICES--4.2%
SMM Trust 1997-L(DAGGER)
   5.633% 09/29/97 .....................              13,200          13,200,000
SMM Trust 1997-W(DAGGER)
   5.645% 09/16/97 .....................             100,000         100,000,000
                                                                    ------------
                                                                     113,200,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)          VALUE
                                                      --------      ------------
MOTOR VEHICLES & CAR BODIES--3.7%
BMW US Capital Corp.
   5.550% 10/08/97 ...........................         $ 50,000   $   49,714,792
Daimler-Benz North America Corp.
   5.600% 09/25/97 ...........................           50,000       49,813,333
                                                                  --------------
                                                                      99,528,125
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--1.8%
General Motors Acceptance Corp.
   5.750% 11/17/97 ...........................           50,000       49,385,069
                                                                  --------------
PETROLEUM REFINING--0.9%
Repsol International Finance B.V.
   5.510% 01/26/98 ...........................           25,000       24,437,521
                                                                  --------------
SECURITY BROKERS & DEALERS--11.2%
Bear Stearns Companies, Inc.(DAGGER)
   5.609% 09/08/97 ...........................           25,000       25,000,000
   5.659% 09/22/97 ...........................           50,000       50,000,000
   5.605% 09/26/97 ...........................           30,000       30,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.913% 09/06/97 ...........................           50,000       50,000,000
Merrill Lynch & Co.
   5.570% 12/12/97 ...........................           40,000       39,368,733
   5.530% 02/24/98 ...........................           40,000       38,918,578
Nomura Holding America Inc.
   5.740% 09/08/97 ...........................           25,000       24,972,097
   5.640% 11/12/97 ...........................           20,000       19,774,400
   5.630% 11/26/97 ...........................           25,000       24,663,764
                                                                  --------------
                                                                     302,697,572
                                                                  --------------
SERVICES - AUTO RENT & LEASE--3.6% PHH Corp.
   5.640% 09/02/97 ...........................           73,000       72,988,563
   5.540% 10/09/97 ...........................           25,000       24,853,806
                                                                  --------------
                                                                      97,842,369
                                                                  --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--3.7%
Heller Financial Inc.
   5.625% 09/05/97 ...........................          100,000       99,937,500
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,093,578,027) .................                     1,093,578,027
                                                                  --------------

                                                        PAR
                                                       (000)           VALUE
                                                     --------       ------------
CORPORATE OBLIGATIONS--2.0%
FINANCE LESSORS--0.7%
IBM Credit Corp.
   5.700% 10/27/97 .......................           $ 20,000        $19,999,145
                                                                     -----------
PERSONAL CREDIT INSTITUTIONS--0.6%
General Motors Acceptance Corp.
   5.625% 10/30/97 .......................             15,000         14,998,566
                                                                     -----------
SECURITY BROKERS & DEALERS--0.7%
Bear Stearns Companies, Inc.
   5.860% 01/20/98 .......................             20,000         20,000,000
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $54,997,711) ................                            54,997,711
                                                                     -----------
MUNICIPAL BONDS--3.1%
FLORIDA--0.1%
Coral Springs, IDR(DOUBLE DAGGER)
   5.600% 09/03/97 .......................              2,700          2,700,000
                                                                     -----------
GEORGIA--0.4%
De Kalb County Development Authority
   Series 1995 B (Emory University
   Project)(DOUBLE DAGGER)
   5.600% 08/31/97 .......................              9,840          9,840,000
                                                                     -----------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B(DOUBLE DAGGER)
   5.700% 09/03/97 .......................              4,400          4,400,000
                                                                     -----------
INDIANA--0.2%
Bremen, Inc. TARN Series 1996-B
   5.610% 09/04/97 .......................              5,200          5,200,000
                                                                     -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B VRDN(DAGGER)
   5.700% 09/03/97 .......................              4,200          4,200,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                        PAR
                                                       (000)            VALUE
                                                      --------       -----------
MISSISSIPPI--1.1%
Hinds County, IDR Revenue Bond
   VRDN Series 1987(DAGGER)
   5.600% 09/03/97 .......................            $ 1,200        $ 1,200,000
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   5.600% 09/03/97 .......................              1,860          1,860,000
Mississippi Business Finance Corp.
   IDR Revenue Bond (Dana Lighting
   Project) Series 1995(DAGGER)
   5.600% 09/07/97 .......................              6,400          6,400,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   5.700% 09/03/97 .......................             14,000         14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond
   Series 1995(DAGGER)
   5.600% 09/07/97 .......................              7,000          7,000,000
                                                                     -----------
                                                                      30,460,000
                                                                     -----------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp.(DAGGER)
   5.650% 09/03/97 .......................             11,700         11,700,000
                                                                     -----------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond (Rohr Industries
   Project Series 1990 VRDN(DAGGER)
   5.700% 09/03/97 .......................             14,800         14,800,000
                                                                     -----------
     TOTAL MUNICIPAL BONDS
       (Cost $83,300,000) ................                            83,300,000
                                                                     -----------

                                                      PAR
                                                     (000)            VALUE
                                                   --------       --------------
TIME DEPOSITS--11.3%
First Union National Bank of North
   Carolina
   5.438% 09/02/97 ...................             $ 45,100       $   45,100,000
   5.500% 09/02/97 ...................               50,000           50,000,000
General American Life
   5.870% 09/30/97 ...................               50,000           50,000,000
Union Bank of Switzerland
   5.625% 09/04/97 ...................              100,000          100,000,000
Wells Fargo Bank, N.A.
   5.500% 09/02/97 ...................               60,000           60,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $305,100,000) ...........                               305,100,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,691,010,394*) ............                             2,691,010,394
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.3% .................                                 9,015,235
                                                                  --------------

NET ASSETS (Applicable to
   1,392,910,207 Bedford shares,
   242,215 Cash Preservation shares,
   736,852,298 Janney Montgomery
   Scott shares, 570,031,293
   Sansom Street shares
   and 800 other shares)--100.0% .....                            $2,700,025,629
                                                                  ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($2,700,025,629 (DIVIDE)
   2,700,036,813) ....................                                     $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 1997 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER)  Put  Bonds  --  Maturity  date is put  date.

INVESTMENT ABBREVIATIONS
VRDN ............................................... Variable Rate Demand Note
LOC ......................................................... Letter of Credit
IDR ........................................... Industrial Development Revenue
TARN ......................................... Taxable Adjustable Revenue Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                      --------      ------------
MUNICIPAL BONDS--99.5%
ALABAMA--1.0%
Montgomery Special Care Facilities
   Financing Authority RB DN 1985
   Series A(DAGGER)
   3.350% 09/07/97 .........................           $ 2,570       $ 2,570,000
Montgomery Special Care Facilities
   Financing Authority RB DN 1985
   Series G(DAGGER)
   3.350% 09/07/97 .........................             1,075         1,075,000
Montgomery Special Care Facilities
   Hospital Authority RB DN 1985
   Series D(DAGGER)
   3.350% 09/07/97 .........................             1,000         1,000,000
                                                                     -----------
                                                                       4,645,000
                                                                     -----------
ALASKA--1.3%
Alaska Export and IDA RB
   Series 1984-5 DN(DAGGER)
   3.350% 09/07/97 .........................             1,990         1,990,000
Valdez Marine Terminal TECP (ARCO
   Transportation Alaska, Inc. Project)
   3.750% 09/08/97 .........................             4,300         4,300,000
                                                                     -----------
                                                                       6,290,000
                                                                     -----------
ARIZONA--1.1%
Maricopa County PCR RB Arizona
   Public Service Co. DN(DAGGER)
   3.700% 09/01/97 .........................             2,000         2,000,000
Pima County IDA (Tuscon Electric
   Power Co. Project) Series 1983A
   DN(DAGGER)
   3.350% 09/07/97 .........................             3,500         3,500,000
                                                                     -----------
                                                                       5,500,000
                                                                     -----------
CALIFORNIA--8.6%
California Higher Education Student
   Loan RB DN Series D-2(DAGGER)
   4.000% 07/01/98 .........................             4,000         4,000,000
Los Angeles County Series A TAN
   4.500% 06/30/98 .........................            28,000        28,144,960

                                                        PAR
                                                       (000)            VALUE
                                                     --------       ------------
CALIFORNIA--(CONTINUED)
Oakland CTFS Partnership Capital
   Equipment Project DN(DAGGER)
   3.300% 09/07/97 .......................            $ 9,800        $ 9,800,000
                                                                     -----------
                                                                      41,944,960
                                                                     -----------
COLORADO--1.5%
Moffat County PCR RB DN(DAGGER)
   3.300% 09/07/97 .......................              2,400          2,400,000
Colorado State General Fund TRAN
   Series A
   4.500% 06/26/98 .......................              5,000          5,025,537
                                                                     -----------
                                                                       7,425,537
                                                                     -----------
CONNECTICUT--0.6%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project)
   Series 1993 C MB
   3.900% 07/01/98(DOUBLE DAGGER) ........              3,000          3,000,000
                                                                     -----------
DELAWARE--0.6%
The Delaware Economic Development
   Authority Gas Facilities (Delmarva
   Power & Light Project)
   Series 1993 C RB DN(DAGGER)
   3.350% 09/07/97 .......................              3,000          3,000,000
                                                                     -----------
FLORIDA--1.5%
Florida State Housing Finance Agency
   RB for Carlton Project DN,
   Series E(DAGGER)
   3.300% 09/07/97 .......................              1,500          1,500,000
Miami Health Facilities Authority DN
   (Jewish Home For The Aged
   Project)(DAGGER)
   3.400% 09/07/97 .......................              6,000          6,000,000
                                                                     -----------
                                                                       7,500,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
GEORGIA--4.4%
Brunswick and Glynn IDA Sewage
   Facility RB DN (Georgia-Pacific
   Corp. Project) Series 1996(DAGGER)
   3.500% 09/07/97 ...........................          $ 5,000      $ 5,000,000
Burke County PCR RB MB
   (Oglethorpe Power Company)(DOUBLE DAGGER)
   3.600% 12/01/97 ...........................            2,000        2,000,000
Carrollton Payroll Development
   Authority Certificates RAN(DAGGER)
   3.500% 09/07/97 ...........................            6,125        6,125,000
Forsyth County IDA RB (American
   Boa, Inc. Project) DN(DAGGER)
   3.400% 09/07/97 ...........................            3,000        3,000,000
Fulton County IDA RB DN
   (Charles J. Mackarich Project)(DAGGER)
   3.500% 09/07/97 ...........................            3,500        3,500,000
Winder-Barrow Industrial Building
   Authority DN (Georgia Barrow
   Property Project)(DAGGER)
   3.500% 09/07/97 ...........................            1,650        1,650,000
                                                                     -----------
                                                                      21,275,000
                                                                     -----------
HAWAII--0.7%
Hawaii Department of Budget and
   Finance MB(DOUBLE DAGGER)
   3.800% 09/09/97 ...........................            2,210        2,210,000
Hawaii Department of Budget and
   Finance TECP(DOUBLE DAGGER)
   3.750% 10/09/97 ...........................            1,000        1,000,000
                                                                     -----------
                                                                       3,210,000
                                                                     -----------
ILLINOIS--11.7%
Chicago O'Hare International Airport
   Special Facility RB DN(DAGGER)
   3.400% 09/07/97 ...........................            5,700        5,700,000
Illinois Development Finance
   Authority (CHS Acquisition Corp.
   Project) DN(DAGGER)
   3.650% 09/07/97 ...........................            5,035        5,035,000
Illinois Development Finance Authority
   Environmental Facilities RB DN
   (Citizens Utility Company, Project)(DAGGER)
   3.400% 09/07/97 ...........................            6,000        6,000,000

                                                          PAR
                                                         (000)          VALUE
                                                       --------      -----------
ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   PCR RB DN (Commonwealth
   Edison Co. Project)(DAGGER)
   3.350% 09/07/97 ...........................          $12,200      $12,200,000
Illinois Development Financing
   Authority PCR (Illinois Power Co.
   Project) Series 1987 D DN(DAGGER)
   3.500% 09/07/97 ...........................              900          900,000
Illinois Educational Facilities Authority
   RB (Field Museum of Natural
   History Project) Series 1985 DN(DAGGER)
   3.350% 09/07/97 ...........................            2,000        2,000,000
Illinois Educational Facilities Authority
   University Polled Financing DN(DAGGER)
   3.350% 09/07/97 ...........................            2,000        2,000,000
Illinois Health Facility Authority RB DN
   (Evanston Hospital Corp.)
   Series A(DOUBLE DAGGER)
   3.850% 10/15/97 ...........................            3,000        3,000,000
Illinois Housing Development Finance
   Authority RB DN (Homeownership
   Mortgage Bonds)(DOUBLE DAGGER)
   3.700% 12/18/97 ...........................            4,000        4,000,000
Illinois Health Facility Authority
   (Evanston Hospital Corp. Project)
   Series 1996 MB(DOUBLE DAGGER)
   3.900% 07/31/98 ...........................            5,000        5,000,000
Illinois, University Of, The Board of
   Trustees Health Services Facilities
   System RB DN
   (A-1+, VMIG-1)(DAGGER)
   3.300% 09/07/97 ...........................            7,600        7,600,000
Mundelein Industrial RB 1200 Town
   Line Road DN(DAGGER)
   3.350% 09/07/97 ...........................            1,000        1,000,000
Village of Oak Forest DN (Homewood
   Pool)
   3.350% 09/07/97 ...........................            2,600        2,600,000
                                                                     -----------
                                                                      57,035,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                       PAR
                                                      (000)             VALUE
                                                     --------        -----------
INDIANA--8.2%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN(DAGGER)
   3.750% 09/07/97 .......................            $ 5,000        $ 5,000,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center I Project)(DAGGER)
   3.650% 09/07/97 .......................              2,900          2,900,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center II Project)(DAGGER)
   3.650% 09/07/97 .......................              5,000          5,000,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center III Project)(DAGGER)
   3.650% 09/07/97 .......................              4,500          4,500,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center IV Project)(DAGGER)
   3.650% 09/07/97 .......................              2,600          2,600,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center VI Project)(DAGGER)
   3.650% 09/07/97 .......................              4,900          4,900,000
La Porte County Economic
   Development RB DN (Pedcor
   Investments - Woodland
   Crossing)(DAGGER)
   3.450% 09/07/97 .......................              2,000          2,000,000
Orleans Economic Development
   (Almana Limited Liability Co.
   Project) Series 1995 DN(DAGGER)
   3.500% 09/07/97 .......................              5,200          5,200,000
Portage Economic Development
   RB DN (Breckenridge Apartments
   Project)(DAGGER)
   3.550% 09/07/97 .......................              4,650          4,650,000
Tippecanoe County DN(DAGGER)
   3.600% 09/07/97 .......................              3,000          3,000,000
                                                                     -----------
                                                                      39,750,000
                                                                     -----------
                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
IOWA--1.4%
Iowa Finance Authority IDA RB DN
   (Dixie Bedding Co. Project)
   Series 1995(DAGGER)
   3.500% 09/07/97 ...........................         $  3,000      $ 3,000,000
Iowa Finance Authority IDA RB DN
   (Sauer-Sundstrand Co. Project)(DAGGER)
   3.450% 09/07/97 ...........................            4,000        4,000,000
                                                                     -----------
                                                                       7,000,000
                                                                     -----------
KANSAS--2.8%
Burlington PCR RB DN (Kansas City
   Power & Light) Series 1985B(DAGGER)
   3.900% 10/10/97 ...........................            5,900        5,900,000
Lawrence County Project IDA RB DN
   Series A(DOUBLE DAGGER)
   3.500% 09/04/97 ...........................            2,125        2,125,000
Shawnee IDA RB DN (Thrall
   Enterprises, Inc. Project)(DAGGER)
   3.650% 09/07/97 ...........................            5,400        5,400,000
                                                                     -----------
                                                                      13,425,000
                                                                     -----------
KENTUCKY--3.2%
Hopkinsville IDA RB (Douglas
   Autotech Corp. Project)
   Series 1995 DN(DAGGER)
   3.650% 09/07/97 ...........................            7,700        7,700,000
Maysville Solid Waste Disposal
   Facilities RB (Inland Container Corp.
   Project) Series 1992 MB(DOUBLE DAGGER)
   3.900% 09/12/97 ...........................            2,800        2,800,000
   4.000% 01/23/98 ...........................            5,000        5,000,000
                                                                     -----------
                                                                      15,500,000
                                                                     -----------
LOUISIANA--1.3%
East Baton Rouge (Resource Recovery
   Improvements Parish Pacific Corp.
   Project) DN(DAGGER)
   3.700% 09/07/97 ...........................            6,500        6,500,000
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
MARYLAND--3.6%
Howard County Bluffs at Clary's Forest
   Apartment Facility Series 1995 DN(DAGGER)
   3.550% 09/07/97 ...........................          $ 5,735      $ 5,735,000
Maryland State Health & Higher
   Education Authority Doctors
   Community Hospital Issue DN(DAGGER)
   3.490% 09/07/97 ...........................            7,800        7,800,000
University of Maryland RB Equipment
   Loan Program Series A DN(DAGGER)
   3.300% 09/07/97 ...........................            3,900        3,900,000
                                                                     -----------
                                                                      17,435,000
                                                                     -----------
MASSACHUSETTS--0.4%
Massachusetts Health and Education
   Facility Authority Capital Asset
   Program DN(DAGGER)
   3.100% 09/07/97 ...........................            2,100        2,100,000
                                                                     -----------
MICHIGAN--0.7%
Michigan Strategic Fund Limited
   Obligation RB DN(DAGGER)
   3.500% 09/07/97 ...........................            1,500        1,500,000
Wayne County Charter Airport RB DN
   Series B
   3.400% 09/07/97 ...........................            2,000        2,000,000
                                                                     -----------
                                                                       3,500,000
                                                                     -----------
MISSOURI--3.6%
Berkeley IDA RB DN (St. Louis Air
   Cargo Services, Inc. Project)(DAGGER)
   3.600% 09/07/97 ...........................            5,225        5,225,000
Health and Education Facility Authority
   DN (Washington University)(DAGGER)
   3.350% 09/07/97 ...........................            4,000        4,000,000
Kansas City IDA Facility RB (K.C. Air
   Cargo Services, Inc. Project) DN(DAGGER)
   3.600% 09/07/97 ...........................            7,500        7,500,000
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN(DAGGER)
   3.500% 09/07/97 ...........................            1,100        1,100,000
                                                                     -----------
                                                                      17,825,000
                                                                     -----------
                                                        PAR
                                                       (000)            VALUE
                                                      -------        -----------
NEBRASKA--0.8%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN(DAGGER)
   3.650% 09/07/97 .......................            $ 3,800        $ 3,800,000
                                                                     -----------
NEVADA--1.1%
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-1(DAGGER)
   3.250% 09/07/97 .......................              4,425          4,425,000
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-2(DAGGER)
   3.450% 09/07/97 .......................                880            880,000
                                                                     -----------
                                                                       5,305,000
                                                                     -----------
NEW HAMPSHIRE--2.9%
New Hampshire Housing Finance
   Authority  Multifamily RB
   (Countryside Project) DN(DAGGER)
   3.350% 09/07/97 .......................             14,405         14,405,000
                                                                     -----------
NEW YORK--0.5%
Triborough Bridge and Tunnel
   Authority DN(DAGGER)
   3.150% 09/07/97 .......................              2,300          2,300,000
                                                                     -----------
NORTH CAROLINA--5.9%
Charlotte Airport Refunding RB
   Series 1997A DN(DAGGER)
   3.350% 09/07/97 .......................              4,000          4,000,000
Mecklenburg County G.O.
   Series 1996C DN(DAGGER)
   3.300% 09/07/97 .......................              6,000          6,000,000
Mecklenburg County IDA and PCR
   (Edgecomb Metals Co. Project)
   Series 1984 DN(DAGGER)
   3.350% 09/07/97 .......................              3,800          3,800,000
North Carolina Health Care DN
   Series 1985(DAGGER)
   3.550% 09/07/97 .......................              1,100          1,100,000
North Carolina Medical Care
   Commission (Moses H. Cone
   Memorial Hospital Project)
   Series 1995 DN(DAGGER)
   3.350% 09/07/97 .......................              4,600          4,600,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                        PAR
                                                       (000)           VALUE
                                                      --------       -----------
NORTH CAROLINA--(CONTINUED)
North Carolina Medical Care
   Community Hospital Lincoln Health
   System DN(DAGGER)
   3.400% 09/07/97 .........................           $ 4,500       $ 4,500,000
Wake County Industrial Facility
   PCR DN (Carolina Power &
   Light Co.) Series B(DAGGER)
   3.450% 09/07/97 .........................             3,900         3,900,000
Wake County Industrial Facility
   PCR DN (Carolina Power &
   Light Co.) Series C(DAGGER)
   3.450% 09/07/97 .........................               700           700,000
                                                                     -----------
                                                                      28,600,000
                                                                     -----------
OHIO--2.9%
Franklin County Hospital Facilities
   Refunding and Improvement
   RB DN (U.S. Health Corp. of
   Columbus(DAGGER)
   3.350% 09/07/97 .........................             1,900         1,900,000
Green County G.O. BAN
   4.000% 03/26/98 .........................             3,700         3,703,981
   4.500% 05/07/98 .........................             5,000         5,014,676
Mahoning County DN (Youngstown
   Iron & Metal Inc. Project)(DAGGER)
   3.550% 09/07/97 .........................             2,140         2,140,000
Scioto County VHA Central Inc.
   (Hospital Improvements Project)
   Series D DN(DAGGER)
   3.350% 09/07/97 .........................             1,655         1,655,000
                                                                     -----------
                                                                      14,413,657
                                                                     -----------
OKLAHOMA--0.4%
Oklahoma Development Finance
   Authority (Shawnee Funding Limited)
   DN(DAGGER)
   3.500% 09/07/97 .........................             2,000         2,000,000
                                                                     -----------
PENNSYLVANIA--2.3%
Allegheny County PCR TECP Kansas
   City Power and Light
   3.900% 10/10/97 .........................             2,100         2,100,000

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
PENNSYLVANIA--(CONTINUED)
Bedford County IDA RB (Sepa, Inc.
   Facility Project) Series 1985 DN(DAGGER)
   3.600% 09/07/97 ...........................         $  2,000      $ 2,000,000
Sayre Health Care Facilities Authority
   RB (VHA Capital Financing Project)
   Series 1985F DN(DAGGER)
   3.300% 09/07/97 ...........................            2,200        2,200,000
Sayre Health Care Facility Authority
   (VHA Capital Financing Project)
   Series 1985 I DN(DAGGER)
   3.300% 09/07/97 ...........................              300          300,000
Washington County Authority
   Lease Series 1985 DN(DAGGER)
   3.300% 09/07/97 ...........................            4,600        4,600,000
                                                                     -----------
                                                                      11,200,000
                                                                     -----------
SOUTH DAKOTA--0.1%
Lawrence County  PCR RB (Homestate
   Mining Company Project)
   Series 1983 DN(DAGGER)
   3.550% 09/07/97 ...........................              600          600,000
                                                                     -----------
TENNESSEE--3.9%
Clarksville Public Building Authority
   of Adjustable Rate Pooled Financing
   RB MB (Tennessee Municipal Bond
   Fund)(DOUBLE DAGGER)
   3.400% 09/07/97 ...........................            4,800        4,800,000
Memphis General Improvement
   Refunding RB DN(DAGGER)
   3.350% 09/07/97 ...........................            1,800        1,800,000
Metropolitan Nashville Airport
   Improvement DN(DAGGER)
   3.350% 09/07/97 ...........................            2,770        2,770,000
Montgomery County Public Building
   Authority Loan Pool G.O. DN(DAGGER)
   3.400% 09/07/97 ...........................            2,400        2,400,000
Oak Ridge Solid Waste Disposal
   Facility MB Series 1996 M4
   (Environmental Project)(DOUBLE DAGGER)
   3.500% 09/07/97 ...........................            5,100        5,100,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                           PAR
                                                          (000)         VALUE
                                                         --------    -----------
TENNESSEE--(CONTINUED)
Tennessee Housing Development
   Authority (Single Family Program)
   MB (Escrowed In U.S. Treasuries)(DOUBLE DAGGER)
   3.750% 02/19/98 ...............................        $ 2,000    $ 2,000,000
                                                                     -----------
                                                                      18,870,000
                                                                     -----------
TEXAS--5.2%
Denton IDA DN Hartzell Manufacturing
   Inc Project(DAGGER)
   3.650% 09/07/97 ...............................          1,300      1,300,000
Mckinney City IDA RB DN (Delta
   Dailyfood Texas Inc., Project)(DAGGER)
   3.500% 09/07/97 ...............................          7,500      7,500,000
South Texas Higher Education
   Authority Student Loan RB DN(DAGGER)
   3.350% 09/07/97 ...............................         16,700     16,700,000
                                                                     -----------
                                                                      25,500,000
                                                                     -----------
UTAH--5.8%
Intermountain Power Authority
   Supply Series 1985 F MB(DOUBLE DAGGER)
   3.500% 09/15/97 ...............................          3,500      3,500,000
Salt Lake Airport RB DN(DAGGER)
   3.300% 09/07/97 ...............................            900        900,000
Salt Lake City Flexible Rate RB DN
   (Pooled Hospital Financing Program)(DAGGER)
   3.300% 09/07/97 ...............................            800        800,000
Utah County Environmental
   Improvement RB DN (USX Corp.
   Project)(DAGGER)
   3.750% 01/15/98 ...............................          4,200      4,200,000
Utah State G.O. Highway TECP Notes
   Series 97B
   3.800% 10/07/97 ...............................         11,000     11,000,000
Utah University Auxiliary and Campus
   Facilities Series 97 A RB DN(DAGGER)
   3.450% 09/07/97 ...............................          8,000      8,000,000
                                                                     -----------
                                                                      28,400,000
                                                                     -----------
VIRGINIA--5.4%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN(DAGGER)
   3.400% 09/07/97 ...............................          4,400      4,400,000

                                                           PAR
                                                          (000)         VALUE
                                                         --------    -----------
VIRGINIA--(CONTINUED)
Culpepper IDA Residential Care
   Facility RB DN(DAGGER)
   3.400% 09/07/97 ...............................        $ 1,470    $ 1,470,000
Louisa County IDA Pooled Financing
   Series 1995 DN(DAGGER)
   3.400% 09/07/97 ...............................          1,000      1,000,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   3.350% 09/07/97 ...............................          2,800      2,800,000
Lynchburg IDA Hospital Facilities RB
   (VHA Mid-Atlantic States Capital
   Asset Finance Program)
   Series 1985B DN(DAGGER)
   3.350% 09/07/97 ...............................          1,200      1,200,000
Metropolitan Washington D.C.
   Airports Authority Passenger
   Facility TECP
   3.700% 09/26/97 ...............................          2,000      2,000,000
Peninsula Ports IDA RB (Allied Signal,
   Inc. Project) Series 1993 (Allied
   Signal Corp. Obligation) DN(DAGGER)
   3.500% 09/07/97 ...............................          1,000      1,000,000
Roanoke City IDA Refunding Bonds
   DN (Cooper Industries, Inc. Project)(DAGGER)
   3.500% 09/07/97 ...............................         10,000     10,000,000
Roanoke IDA Hospital RB (Carillon
   Health System Project)
   Series 1995D DN(DAGGER)
   3.250% 09/07/97 ...............................          2,500      2,500,000
                                                                     -----------
                                                                      26,370,000
                                                                     -----------
WASHINGTON--0.4%
Washington G.O. Bonds DN(DAGGER)
   3.250% 09/07/97 ...............................          2,100      2,100,000
                                                                     -----------
WEST VIRGINIA--0.7%
Marshall County IDA (US/Canada
   Project) DN(DAGGER)
   3.500% 09/07/97 ...............................          3,500      3,500,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                       PAR
                                                      (000)             VALUE
                                                     --------        -----------
WISCONSIN--2.6%
Wisconsin University Hospitals and
   Clinics Authority RB
   Series 1997 DN(DAGGER)
   3.300% 09/07/97 .......................            $12,500       $ 12,500,000
                                                                    ------------
WYOMING--0.4%
Lincoln County PCR RB DN (Pacificorp
   Project)(DAGGER)
   3.700% 09/07/97 .......................              1,900          1,900,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.5%
   (Cost $485,624,154*) ..................                           485,624,154
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% ..................                             2,421,661
                                                                    ------------

NET ASSETS  (Applicable  to
   213,100,752 Bedford shares,
   166,093,827 Bradford shares
   96,943 Cash Preservation shares
   108,825,135 Janney Montgomery Scott
   shares, and 800 other shares)--100.0% .                          $488,045,815
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($488,045,815 (DIVIDE) 488,117,457) ...                                 $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1997 and the maturity shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.




INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RAW .............................................. Revenue Anticipation Warrants
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                           PAR
                                                          (000)         VALUE
                                                         --------   ------------
AGENCY OBLIGATIONS--59.0%
FEDERAL FARM CREDIT BANK--1.6%
   5.510% 01/02/98 ...............................        $10,000   $  9,994,144
                                                                    ------------
FEDERAL HOME LOAN BANK--3.4%
   6.080% 04/16/98 ...............................         21,000     21,006,876
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--25.9%
   5.500% 09/02/97 ...............................         45,000     44,993,125
   5.400% 09/11/97 ...............................          8,030      8,017,955
   5.410% 09/11/97 ...............................         26,970     26,929,470
   5.430% 09/22/97 ...............................         50,000     49,841,625
   5.520% 11/06/97 ...............................          9,000      8,998,537
   5.713% 03/13/98 ...............................         20,000     19,987,681
                                                                    ------------
                                                                     158,768,393
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.8%
   5.350% 09/02/97 ...............................         10,000     10,000,000
   6.020% 09/05/97 ...............................          3,000      3,000,143
   5.463% 09/12/97 ...............................         10,000      9,999,876
   5.465% 09/30/97 ...............................         10,000      9,998,262
   5.440% 12/15/97 ...............................         30,000     29,524,000
   5.600% 01/16/98 ...............................         10,000      9,995,684
   5.710% 03/18/98 ...............................         25,000     24,996,101
   5.890% 05/21/98 ...............................         10,000     10,007,684
   5.840% 06/18/98 ...............................         20,000     19,994,844
                                                                    ------------
                                                                     127,516,594
                                                                    ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER) --6.3%
   5.440% 09/02/97 ...............................         20,000     19,998,165
   5.450% 09/02/97 ...............................          9,000      8,999,371
   5.460% 09/02/97 ...............................          5,000      5,000,000
   5.470% 09/02/97 ...............................          5,000      4,999,934
                                                                    ------------
                                                                      38,997,470
                                                                    ------------
WORLD BANK DISCOUNT NOTES--1.0%
   5.410% 09/23/97 ...............................          6,100      6,079,833
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $362,363,310) .......................                   362,363,310
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
REPURCHASE AGREEMENTS--40.7%
Donaldson,  Lufkin & Jenrette
   (Agreement dated 08/29/97 to be
   repurchased at $100,362,688,
   collateralized by $108,750,000
   Federal Home Loan Mortgage
   Association 6.50% to 7.00%
   due 04/15/21 to 05/15/24.
   Market value of collateral is
   $103,313,588.)
   5.625% 09/02/97 ...............................     $ 100,300   $ 100,300,000
Greenwich Capital Markets Inc.
   (Agreement dated 08/29/97 to be
   repurchased at $100,062,444,
   collateralized by $265,604,910
   Federal National Mortgage
   Association Strips Due 03/01/22 to
   07/01/27. Market value of collateral
   is $103,001,687.)
   5.620% 09/02/97 ...............................       100,000     100,000,000
Merrill Lynch
   (Agreement dated 08/29/97 to be
   repurchased at $50,030,722,
   collateralized by $172,262,022
   Federal National  Mortgage
   Association  Strips Due 02/01/23 to
   07/01/27. Market value of collateral
   is $51,500,518.)
   5.530% 10/17/97 ...............................        50,000      50,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $250,300,000) .......................                   250,300,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $612,663,310*) ...............................             $612,663,310
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ...............................                1,568,901
                                                                    ------------

NET ASSETS  (Applicable  to
   209,685,630  Bedford  shares,
   51,608,040  Bradford shares,
   352,951,307 Janney Montgomery
   Scott shares and 800
   other shares)--100.0% ..............................             $614,232,211
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($614,232,211 (DIVIDE) 614,245,777) ................                    $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.

(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
     31, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
MUNICIPAL BONDS--99.6%
NEW YORK--95.7%
Alden, Town of, Erie County BAN for
   Water System
   4.125% 03/26/98 ...........................          $ 1,750       $1,753,090
Caledonia-Mumford Central School
   District BAN
   4.250% 06/18/98 ...........................            3,000        3,008,063
Chautauqua County IDA
   (The Red Wing Company, Inc.)
   Series 1985 DN(DAGGER)
   3.350% 09/04/97 ...........................            2,000        2,000,000
Clarence County Central School
   District TAN 1997
   4.250% 06/30/98 .............................           2,300       2,306,721
Colonie, Town of, Albany County
   Series 1996 D BAN
   4.000% 11/25/97 .............................           2,480       2,482,085
Elmira, City of, Chemung County
   BAN 1997
   4.250% 06/30/98 .............................           1,500       1,504,169
Geneva, City of, BAN 1997
   4.250% 06/05/98 .............................           2,072       2,075,882
Metropolitan Transportation Authority
   Commuter Facility
   Series 1991 DN(DAGGER)
   3.350% 09/07/97 .............................          13,000      13,000,000
Montgomery Town IDA DN(DAGGER)
   3.600% 09/15/97 .............................           1,300       1,300,000
New Paltz Central School District BAN
   4.125% 06/15/98 .............................           3,000       3,005,336
New York City Eagle Tax Exempt DN
   (Escrowed to Maturity in
   U.S. Treasuries)(DAGGER)
   3.410% 09/04/97 .............................           1,000       1,000,000
New York City G.O. 1995
   Series F-4 DN(DAGGER)
   3.250% 09/07/97 .............................           1,000       1,000,000
New York City G.O. Bonds DN(DAGGER)
   3.250% 09/07/97 .............................           3,800       3,800,000
New York City G.O. Bonds DN(DAGGER)
   3.250% 09/07/97 .............................           3,600       3,600,000
New York City G.O. Bonds DN
   Series D(DAGGER)
   3.350% 09/07/97 .............................           1,200       1,200,000

                                                          PAR
                                                         (000)          VALUE
                                                        --------      ----------
NEW YORK--(CONTINUED)
New York City G.O. Bonds Fiscal 1995
   Series F-3 DN(DAGGER)
   3.250% 09/07/97 .............................         $   800      $  800,000
New York City G.O. Bonds
   Series 1993 Subseries A-10 DN(DAGGER)
   3.750% 09/01/97 .............................             200         200,000
New York City G.O. Bonds TECP(DOUBLE DAGGER)
   3.650% 09/11/97 .............................           4,300       4,300,000
New York City G.O. Series B TECP
   3.750% 11/14/97 .............................           2,000       2,000,000
New York City G.O. Series B-9 1995
   TECP
   3.750% 09/17/97 .............................           2,000       2,000,000
New York City G.O. Series H-3 TECP
   3.750% 09/17/97 .............................           2,100       2,100,000
New York City G.O. TECP
   3.600% 09/11/97 .............................           2,500       2,500,000
New York City IDA Laguardia Airport
   DN(DAGGER)
   3.250% 09/07/97 .............................           1,000       1,000,000
New York City IDA RB DN (Field
   Hotel Project) (JFK Airport)(DAGGER)
   3.250% 09/07/97 .............................             600         600,000
New York City IDA RB DN Series V
   (Premier Sleep Project)(DAGGER)
   3.350% 09/07/97 .............................             950         950,000
New York City IDA RB DN Series X
   (Spreading Machine Exchange
   Project)(DAGGER)
   3.350% 09/07/97 .............................             750         750,000
New York City Municipal Water
   Finance Authority Series 3 TECP
   3.800% 11/06/97 .............................           4,200       4,200,000
New York City, G.O. Bonds DN(DAGGER)
   3.750% 09/01/97 .............................             100         100,000
New York Local Government
   Assistance Bonds DN(DAGGER)
   3.150% 09/07/97 .............................           4,100       4,100,000
New York Local Government
   Assistance Bonds DN(DAGGER)
   3.200% 09/07/97 .............................             100         100,000
New York Local Government DN(DAGGER)
   3.200% 09/07/97 .............................             300         300,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1997

                                                            PAR
                                                           (000)         VALUE
                                                          --------    ----------
NEW YORK--(CONTINUED)
New York State Dormitory Authority
   RB DN (Beverwyck Inc.)(DAGGER)
   3.250% 09/03/97 .................................      $  1,840    $1,840,000
New York State Energy Research &
   Development Authority Electric
   Facilities RB 1995 Series A DN
   (Long Island Lighting Company
   Project)(DAGGER)
   3.400% 09/07/97 .................................         2,000     2,000,000
New York State Energy Research &
   Development Authority PCR RB DN(DAGGER)
   3.500% 09/07/97 .................................         3,500     3,500,000
New York State Energy Research &
   Development Authority PCR RB MB(DOUBLE DAGGER)
   3.600% 03/01/98 .................................         1,500     1,500,000
New York State Energy Research &
   Development Authority Series 1987
   B PCR (Niagara Mohawk) DN(DAGGER)
   3.750% 09/01/97 .................................           500       500,000
New York State Energy Research &
   Development Electric Facilities
   RB DN 1993 Series B (Long Island
   Lighting Co. Project)(DAGGER)
   3.300% 09/07/97 .................................           500       500,000
New York State Energy Research and
   Development (Niagara Mohawk)
   Series 1988A DN(DAGGER)
   3.750% 09/01/97 .................................           800       800,000
New York State Energy Research and
   Development Authority New York
   State Electric & Gas Series 1985-A(DOUBLE DAGGER)
   3.650% 03/15/98 .................................         3,000     3,000,000
New York State Housing Finance
   Agency (Normandie Court I Project)
   Series 1991 DN(DAGGER)
   3.150% 09/07/97 .................................         1,200     1,200,000
New York State Housing Finance
   Agency DN Series A (Mount Sinai
   School Of Medicine)(DAGGER)
   3.400% 09/03/97 .................................         1,000     1,000,000

                                                          PAR
                                                         (000)          VALUE
                                                        --------      ----------
NEW YORK--(CONTINUED)
New York State Housing Finance
   Agency Multi-Family Mortgage
   RB DN (Pleasant Creek Meadows
   Project)(DAGGER)
   3.300% 09/07/97 .............................          $  400      $  400,000
New York State Housing Finance
   Agency Union Square South
   Housing RB 1996 Series A DN(DAGGER)
   3.250% 09/07/97 .............................           2,000       2,000,000
New York State Housing Finance
   Authority RB DN (250 West 50th
   Street Project) Series A(DAGGER)
   3.300% 09/07/97 .............................           3,000       3,000,000
New York State Job Development
   Authority DN Series 1984 D1 to
   D9(DAGGER)
   3.950% 09/02/97 .............................              55          55,000
New York State Job Development
   Authority DN Special Purpose
   Bonds Series 1984 G1 to G55(DAGGER)
   3.950% 09/02/97 .............................             120         120,000
New York State Job Development
   Authority DN Special Purpose
   Series 1986 A1 to A14(DAGGER)
   4.050% 09/07/97 .............................             460         460,000
New York State Job Development
   Authority DN Special Purpose
   Series C(DAGGER)
   3.800% 09/02/97 .............................             785         785,000
New York State Power MB(DOUBLE DAGGER)
   3.500% 09/01/97 .............................           1,500       1,500,000
New York State Thruway Authority
   General RB DN(DAGGER)
   3.700% 09/07/97 .............................             400         400,000
Onondaga County IDA RB DN (General
   Super Plating Co., Inc. Project)(DAGGER)
   3.750% 09/07/97 .............................           1,300       1,300,000
Port Authority of New York & New
   Jersey Versatile Structure
   Obligations DN(DAGGER)
   3.600% 09/01/97 .............................           1,800       1,800,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997

                                                          PAR
                                                         (000)         VALUE
                                                        --------    ------------
NEW YORK--(CONTINUED)
Saint Lawrence County IDA
   Environmental Improvement RB DN
   (Reynolds Metals Co.)(DAGGER)
   3.200% 09/07/97 ...........................          $ 1,600     $  1,600,000
Smithtown Central School District TAN
   4.100% 06/29/98 ...........................            1,000        1,001,573
Southeast, Town of, BAN 1997
   4.250% 03/27/98 ...........................            1,810        1,814,937
Suffolk County IDA DN (Nissequogue
   Cogen) Series 1994(DAGGER)
   3.300% 09/03/97 ...........................            3,600        3,600,000
Trust for Cultural Resources Bond
   (Carnegie Hall) Series 1990 DN(DAGGER)
   3.200% 09/07/97 ...........................              100          100,000
                                                                    ------------
                                                                     104,811,856
                                                                    ------------
PUERTO RICO--3.9%
Puerto Rico Government Development
   Bank 85 DN(DAGGER)
   2.900% 09/03/97 ...........................            4,200        4,200,000
Puerto Rico Highway and
   Transportation Authority
   Series 1993x DN(DAGGER)
   2.900% 09/07/97 ...........................              100          100,000
                                                                    ------------
                                                                       4,300,000
                                                                    ------------

                                                                        VALUE
                                                                      ----------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $109,111,856*) ......................                      $109,111,856
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% ......................                           476,271
                                                                    ------------

NET ASSETS (Applicable to
   79,156,885 Bedford shares,
   30,443,053 Janney Montgomery
   Scott shares and 800
   other shares)--100.0% .....................                      $109,588,127
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($109,588,127 (DIVIDE) 109,600,738) .......                             $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1997 and the maturity date shown is the longer of the next readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER) Put Bonds --  Maturity  date is the put date.

INVESTMENT  ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................  Demand Note
GO ......................................................... General Obligations
LOC ..........................................................  Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................  Revenue Anticipation Note
RB ...............................................................  Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1997

                                                                                                GOVERNMENT       NEW YORK
                                                                               MUNICIPAL       OBLIGATIONS       MUNICIPAL
                                                            MONEY MARKET      MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                             PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                            ------------      -----------      -----------      ----------
Investment Income
   Interest ...........................................     $137,348,046      $16,569,667      $31,972,074      $3,526,188
                                                            ------------      -----------      -----------      ----------
Expenses
   Investment advisory fees ...........................        8,969,561        1,470,648        2,421,186         346,748
   Administration fees ................................               --          448,548               --          99,071
   Distribution fees ..................................       10,841,715        2,606,546        3,435,186         541,772
   Service organization fees ..........................          535,524               --               --              --
   Directors' fees ....................................           49,983            9,175           11,967           2,013
   Custodian fees .....................................          396,951           94,626          107,578          29,453
   Transfer agent fees ................................        3,318,408          143,001          535,142          63,046
   Legal fees .........................................          104,755           19,208           25,058           4,218
   Audit fees .........................................           59,877           10,991           14,286           2,421
   Registration fees ..................................          532,500          240,000          189,500          18,000
   Insurance fees .....................................           48,679            8,899           11,609           1,968
   Printing fees ......................................          489,378           71,800           83,824           6,874
   Miscellaneous fees .................................               --               --              475             282
                                                            ------------      -----------      -----------      ----------
                                                              25,347,331        5,123,442        6,835,811       1,115,866

   Less fees waived ...................................       (3,616,431)      (1,279,980)        (647,063)       (324,917)
   Less expense reimbursement by advisor ..............         (469,986)         (14,921)        (404,193)             --
                                                            ------------      -----------      -----------      ----------
        Total expenses ................................       21,260,914        3,828,541        5,784,555         790,949
                                                             ------------      -----------      -----------      ----------
   Net investment income ..............................      116,087,132       12,741,126       26,187,519       2,735,239
   Realized gain (loss) on investments ................           22,330           (3,917)          (1,291)             --
                                                            ------------      -----------      -----------      ----------
   Net increase in net assets resulting from operations     $116,109,462      $12,737,209      $26,186,228      $2,735,239
                                                            ============      ===========      ===========      ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     MUNICIPAL MONEY
                                               MONEY MARKET PORTFOLIO                MARKET PORTFOLIO
                                         ---------------------------------   ---------------------------------
                                             FOR THE           FOR THE           FOR THE          FOR THE
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1997   AUGUST 31, 1996
                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income .................   $ 116,087,132     $ 100,027,983     $ 12,741,126       $ 12,196,171
Net gain (loss) on
    investments .......................          22,330           (12,987)          (3,917)              (674)
                                         --------------    --------------     ------------       ------------
  Net increase in net assets
    resulting from operations .........      16,109,462       100,014,996       12,737,209         12,195,497
                                         --------------    --------------     ------------       ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares ....................     (56,929,832)      (49,874,649)      (5,758,068)        (5,960,711)
    Bradford shares ...................              --                --       (4,148,194)        (3,611,114)
    Cash Preservation shares ..........         (10,852)          (10,092)          (2,492)            (3,746)
    Janney Montgomery Scott
      shares ..........................     (29,943,530)      (24,434,566)      (2,832,323)        (2,620,457)
    RBB shares ........................          (1,286)           (2,630)             (49)              (143)
    Sansom Street shares ..............     (29,201,632)      (25,706,046)              --                 --

Dividends to shareholders from
   net realized short-term gains:
    Bedford shares ....................              --                --               --                 --
    Bradford shares ...................              --                --               --                 --
    Janney Montgomery
      Scott shares ....................              --                --               --                 --
                                         --------------    --------------     ------------       ------------
      Total dividends
        to shareholders ...............    (116,087,132)     (100,027,983)     (12,741,126)       (12,196,171)
                                         --------------    --------------     ------------       ------------
Net capital share
  transactions ........................     504,179,861       374,464,737       67,161,386         (1,864,843)
                                         --------------    --------------     ------------       ------------
Total increase in net assets ..........     504,202,191       374,451,750       67,157,469         (1,865,517)
Net Assets:
  Beginning of year ...................   2,195,823,438     1,821,371,688      420,888,346        422,753,863
                                         --------------    --------------     ------------       ------------
  End of year .........................  $2,700,025,629    $2,195,823,438     $488,045,815       $420,888,346
                                         ==============    ==============     ============       ============


                                                  GOVERNMENT OBLIGATIONS              NEW YORK MUNICIPAL
                                                  MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                           ---------------------------------   ---------------------------------
                                              FOR THE           FOR THE           FOR THE           FOR THE
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1997   AUGUST 31, 1996
                                           ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income .................      $ 26,187,519      $ 25,224,326      $ 2,735,239       $ 2,109,149
Net gain (loss) on
    investments .......................            (1,291)          (10,995)              --                (5)
                                             ------------      ------------     ------------       -----------
  Net increase in net assets
    resulting from operations .........        26,186,228        25,213,331        2,735,239         2,109,144
                                             ------------      ------------     ------------       -----------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares ....................        (9,057,728)       (8,829,111)      (1,905,788)       (1,686,204)
    Bradford shares ...................        (2,084,419)       (2,208,959)              --                --
    Cash Preservation shares ..........                --                --               --                --
    Janney Montgomery Scott
      shares ..........................       (15,045,372)      (14,186,256)        (829,451)         (422,945)
    RBB shares ........................                --                --               --                --
    Sansom Street shares ..............                --                --               --                --

Dividends to shareholders from
   net realized short-term gains:
    Bedford shares ....................                --           (12,697)              --                --
    Bradford shares ...................                --            (3,154)              --                --
    Janney Montgomery
      Scott shares ....................                --           (18,204)              --                --
                                             ------------      ------------     ------------       -----------
      Total dividends
        to shareholders ...............       (26,187,519)      (25,258,381)      (2,735,239)       (2,109,149)
                                             ------------      ------------     ------------       -----------
Net capital share
  transactions ........................        57,686,497        44,099,699       21,439,314        13,146,285
                                             ------------      ------------     ------------       -----------
Total increase in net assets ..........        57,685,206        44,054,649       21,439,314        13,146,280
Net Assets:
  Beginning of year ...................       556,547,005       512,492,356       88,148,813        75,002,533
                                             ------------      ------------     ------------       -----------
  End of year .........................      $614,232,211      $556,547,005     $109,588,127       $88,148,813
                                             ============      ============     ============       ===========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                              MONEY MARKET PORTFOLIO
                                          -------------------------------------------------------------
                                           FOR THE       FOR THE      FOR THE     FOR THE     FOR THE
                                            YEAR          YEAR         YEAR        YEAR        YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED
                                          AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,
                                             1997          1996         1995        1994        1993
                                          ----------    ----------   ----------  ----------  ----------
Net asset value, beginning of year .....  $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                                          ----------    ----------    --------    --------    --------
Income from investment operations:
  Net investment income ................      0.0462        0.0469      0.0486      0.0278      0.0243
                                          ----------    ----------    --------    --------    --------
      Total from investment
        operations .....................      0.0462        0.0469      0.0486      0.0278      0.0243
                                          ----------    ----------    --------    --------    --------
Less distributions
  Dividends (from net investment
    income) ............................     (0.0462)      (0.0469)    (0.0486)    (0.0278)    (0.0243)
                                          ----------    ----------    --------    --------    --------
      Total distributions ..............     (0.0462)      (0.0469)    (0.0486)    (0.0278)    (0.0243)
                                          ----------    ----------    --------    --------    --------
Net asset value, end of year ...........  $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                                          ==========    ==========    ========    ========    ========
Total Return ...........................        4.72%         4.79%       4.97%       2.81%       2.46%
Ratios /Supplemental Data
  Net assets, end of year (000) ........  $1,392,911    $1,109,334    $935,821    $710,737    $782,153
  Ratios of expenses to average
    net assets .........................      .97%(a)       .97%(a)     .96%(a)     .95%(a)     .95%(a)
  Ratios of net investment income to
    average net assets .................        4.62%         4.69%       4.86%       2.78%       2.43%


                                                      MUNICIPAL MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------------
                                            FOR THE     FOR THE     FOR THE     FOR THE      FOR THE
                                             YEAR        YEAR        YEAR        YEAR         YEAR
                                             ENDED       ENDED       ENDED       ENDED        ENDED
                                           AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,
                                              1997        1996        1995        1994         1993
                                           ----------  ----------  ----------  -----------  ----------
Net asset value, beginning of year .....    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income ................      0.0285      0.0288      0.0297      0.0195      0.0195
                                            --------    --------    --------    --------    --------
      Total from investment
        operations .....................      0.0285      0.0288      0.0297      0.0195      0.0195
                                            --------    --------    --------    --------    --------
Less distributions
  Dividends (from net investment
    income) ............................     (0.0285)    (0.0288)    (0.0297)    (0.0195)    (0.0195)
                                            --------    --------    --------    --------    --------
      Total distributions ..............     (0.0285)    (0.0288)    (0.0297)    (0.0195)    (0.0195)
                                            --------    --------    --------    --------    --------
Net asset value, end of year ...........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                            ========    ========    ========    ========    ========
Total Return ...........................        2.88%       2.92%       3.01%       1.97%       1.96%
Ratios /Supplemental Data
  Net assets, end of year (000) ........    $213,034    $201,940    $198,425    $182,480    $215,577
  Ratios of expenses to average
    net assets .........................      .85%(a)     .84%(a)     .82%(a)     .77%(a)     .77%(a)
  Ratios of net investment income to
    average net assets .................        2.85%       2.88%       2.97%       1.95%       1.95%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.12%, 1.14%, 1.17%, 1.16% and 1.19% for the years ended August 31, 1997, 1996,
     1995, 1994 and 1993, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.14%, 1.12%, 1.14%, 1.12% and 1.16% for the years ended August 31, 1997,
     1996, 1995, 1994 and 1993, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                     GOVERNMENT OBLIGATIONS MONEY ARKET PORTFOLIO
                                          -------------------------------------------------------------
                                           FOR THE       FOR THE      FOR THE     FOR THE     FOR THE
                                            YEAR          YEAR         YEAR        YEAR        YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED
                                          AUGUST 31,    AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,
                                             1997          1996         1995        1994        1993
                                          ----------    ----------   ----------  ----------  ----------
Net asset value, beginning of year .....   $   1.00      $   1.00     $   1.00    $   1.00    $   1.00
                                           --------      --------     --------    --------    --------
Income from investment operations:
  Net investment income ................     0.0449        0.0458       0.0475      0.0270      0.0231
                                           --------      --------     --------    --------    --------
      Total from investment
        operations .....................     0.0449        0.0458       0.0475      0.0270      0.0231
                                           --------      --------     --------    --------    --------
Less distributions
  Dividends (from net investment
    income) ............................    (0.0449)      (0.0458)     (0.0475)    (0.0270)    (0.0231)
                                           --------      --------     --------    --------    --------
      Total distributions ..............    (0.0449)      (0.0458)     (0.0475)    (0.0270)    (0.0231)
                                           --------      --------     --------    --------    --------
Net asset value, end of year ...........   $   1.00      $   1.00     $   1.00    $   1.00    $   1.00
                                           ========      ========     ========    ========    ========
Total Return ...........................      4.59%         4.68%        4.86%       2.73%       2.33%
  Ratios /Supplemental Data
  Net assets, end of year (000) ........   $209,715      $192,599     $163,398    $166,418    $213,741
  Ratios of expenses to average
    net assets .........................    .975%(a)      .975%(a)     .975%(a)    .975%(a)    .975%(a)
  Ratios of net investment income to
    average net assets .................      4.49%         4.58%        4.75%       2.70%       2.31%


                                                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                          -----------------------------------------------------------
                                           FOR THE     FOR THE     FOR THE     FOR THE      FOR THE
                                            YEAR        YEAR        YEAR        YEAR         YEAR
                                            ENDED       ENDED       ENDED       ENDED        ENDED
                                          AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,
                                             1997        1996        1995        1994         1993
                                          ----------  ----------  ----------  -----------  ----------
Net asset value, beginning of year .....    $  1.00     $  1.00    $   1.00    $   1.00      $  1.00
                                            -------     -------    --------    --------      -------
Income from investment operations:
  Net investment income ................     0.0276      0.0278      0.0290      0.0198       0.0234
                                            -------     -------    --------    --------      -------
      Total from investment
        operations .....................     0.0276      0.0278      0.0290      0.0198       0.0234
                                            -------     -------    --------    --------      -------
Less distributions
  Dividends (from net investment
    income) ............................    (0.0276)    (0.0278)    (0.0290)    (0.0198)     (0.0234)
                                            -------     --------    --------    --------     -------
      Total distributions ..............    (0.0276)    (0.0278)    (0.0290)    (0.0198)     (0.0234)
                                            -------     -------    --------    --------      -------
Net asset value, end of year ...........    $  1.00     $  1.00    $   1.00     $  1.00      $  1.00
                                            =======     =======    ========     =======      =======
Total Return ...........................      2.80%       2.83%       2.94%       2.00%        2.37%
  Ratios /Supplemental Data
  Net assets, end of year (000) ........    $79,146     $68,116     $60,330     $52,222      $55,677
  Ratios of expenses to average
    net assets .........................     .80%(a)     .78%(a)     .76%(a)     .50%(a)      .14%(a)
  Ratios of net investment income to
    average net assets .................      2.76%       2.78%       2.90%       1.98%        2.34%



(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.09%, 1.10%, 1.13%, 1.17% and 1.18% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.13%, 1.14%, 1.22%, 1.20% and 1.20% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio. See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1997


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.67 billion shares are currently classified into seventy-nine classes. Each class represents an interest in one of twenty investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners and the Bradford Family. The Bedford Family represents interests in four portfolios, which are covered in this report.
              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.
              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.
              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.
              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.
              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York state and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.
              G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corp. ("PIMC"), a wholly-owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the four portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios. The New York Municipal Money Market Portfolio has no sub-advisor.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

            PORTFOLIO                              ANNUAL RATE
   ---------------------------     --------------------------------------------
   Money Market and Government     .45% of first $250 million of net assets;
     Obligations Money Market      .40% of next $250 million of net assets;
     Portfolios                    .35% of net assets in excess of $500 million.

   Municipal Money Market and      .35% of first $250 million of net assets;
     New York Municipal Money      .30% of next $250 million of net assets;
     Market Portfolios             .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1997, advisory fees and waivers for the four investment portfolios were as follows:

                                                          GROSS                               NET
                                                        ADVISORY                           ADVISORY
                                                           FEE              WAIVER            FEE
                                                       ----------        -----------      ----------
     Money Market Portfolio                            $8,969,561        $(3,603,130)     $5,366,431
     Municipal Money Market Portfolio                   1,470,648         (1,269,553)        201,095
     Government Obligations Money Market Portfolio      2,421,186           (647,063)      1,774,123
     New York Municipal Money Market Portfolio            346,748           (324,917)         21,831

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1997 the reimbursed expenses were $469,986, $14,921 and $404,193 for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Maeket Portfolio, respectively.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1997, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:

                                                                   GROSS                                        NET
                                                              TRANSFER AGENCY                             TRANSFER AGENCY
                                                                    FEE                 WAIVER                  FEE
                                                              ---------------          --------           ---------------
Money Market Portfolio
     Bedford Class                                              $1,790,000             $     --             $1,790,000
     Cash Preservation Class                                        10,311               (9,650)                   661
     Janney Montgomery Scott Class                               1,201,086                   --              1,201,086
     RBB Class                                                       3,750               (3,651)                    99
     Sansom Street Class                                           313,261                   --                313,261
                                                                ----------             --------             ----------
        Total Money Market Portfolio                            $3,318,408             $(13,301)            $3,305,107
                                                                ==========             ========             ==========
Municipal Money Market Portfolio
     Bedford Class                                              $  110,433             $     --             $  110,433
     Bradford Class                                                  7,350                   --                  7,350
     Cash Preservation Class                                         8,999               (8,682)                   317
     Janney Montgomery Scott Class                                  14,464                   --                 14,464
     RBB Class                                                       1,755               (1,745)                    10
                                                                ----------             --------             ----------
        Total Municipal Money Market Portfolio                  $  143,001             $(10,427)            $  132,574
                                                                ==========             ========             ==========
Government Obligations Money Market Portfolio
     Bedford Class                                              $   63,943             $     --             $   63,943
     Bradford Class                                                  1,475                   --                  1,475
     Janney Montgomery Scott Class                                 469,724                   --                469,724
                                                                ----------             --------             ----------
        Total Government Obligations Money Market Portfolio     $  535,142                   --             $  535,142
                                                                ==========             ========             ==========
New York Municipal Money Market Portfolio
     Bedford Class                                              $   59,116             $     --             $   59,116
     Janney Montgomery Scott Class                                   3,930                   --                  3,930
                                                                ----------             --------             ----------
        Total New York Municipal Money Market Portfolio         $   63,046             $     --             $   63,046
                                                                ==========             ========             ==========

     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. For the year ended August 31, 1997, administration fees and waivers for the two portfolios were as follows:

                                                              ADMINISTRATION
                                                                    FEE
                                                              --------------
     Municipal Money Market Portfolio                            $448,548
     New York Municipal Money Market Portfolio                     99,071

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1997, distribution fees for each class were as follows:

                                                                  DISTRIBUTION
                                                                       FEE
                                                                  ------------
      Money Market Portfolio
          Bedford Class                                            $ 6,570,719
          Cash Preservation Class                                          934
          Janney Montgomery Scott Class                              3,911,049
          RBB Class                                                        114
          Sansom Street Class                                          358,899
                                                                   -----------
              Total Money Market Portfolio                         $10,841,715
                                                                   ===========
      Municipal Money Market Portfolio
          Bedford Class                                            $ 1,131,857
          Bradford Class                                               876,050
          Cash Preservation Class                                          366
          Janney Montgomery Scott Class                                598,266
          RBB Class                                                          7
                                                                   -----------
              Total Municipal Money Market Portfolio               $ 2,606,546
                                                                   ===========
      Government Obligations Money Market Portfolio
          Bedford Class                                            $ 1,136,708
          Bradford Class                                               278,374
          Janney Montgomery Scott Class                              2,020,104
                                                                   -----------
              Total Government Obligations
                 Money Market Portfolio                            $ 3,435,186
                                                                   ===========
      New York Municipal Money Market Portfolio
          Bedford Class                                            $   361,209
          Janney Montgomery Scott Class                                180,563
                                                                   -----------
              Total New York Municipal Money Market Portfolio      $   541,772
                                                                   ===========

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1997 the reimbursement expenses were $469,986.

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1997, service organization fees were $535,524 for the Money Market Portfolio.

     Expenses include legal fees paid to counsel to the company, a partner of which is secretary of the company.

     Expenses include Administrative and 12B-1 fees paid to Counsellors, Inc. whose secretary is also a director of the company.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                      MUNICIPAL MONEY MARKET
                                  MONEY MARKET PORTFOLIO                    PORTFOLIO
                            ----------------------------------   ---------------------------------
                                 FOR THE           FOR THE           FOR THE           FOR THE
                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                             AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1997   AUGUST 31, 1996
                            ----------------   ---------------   ---------------   ---------------
                                  VALUE             VALUE             VALUE             VALUE
                            ----------------   ---------------   ---------------   ---------------
Shares sold:
   Bedford Class             $ 4,513,203,668   $ 3,797,592,288   $ 1,075,834,153   $ 1,022,457,772
   Bradford Class                         --                --       586,482,906       479,401,891
   Cash Preservation Class           175,000           122,344            82,717           171,907
   Janney Montgomery
     Scott Class               3,087,651,502     2,359,936,867       406,706,164       408,374,271
   RBB Class                           4,744           584,206               200            69,480
   Sansom Street Class         1,965,226,666     2,191,596,362                --                --

Shares issued in
  reinvestment of dividends:
   Bedford Class                  55,886,643        49,290,088         5,696,659         5,847,767
   Bradford Class                         --                --         4,016,410         3,506,714
   Cash Preservation Class            10,748            10,084             2,358             3,515
   Janney Montgomery
     Scott Class                  29,670,134        24,077,173         2,820,771         2,602,869
   RBB Class                           1,361             2,625                53               143
   Sansom Street Class            20,645,930        18,389,361                --                --

Shares repurchased:
   Bedford Class              (4,285,531,838)   (3,673,362,904)   (1,070,439,669)   (1,024,790,222)
   Bradford Class                         --                --      (553,804,071)     (464,445,579)
   Cash Preservation Class          (145,893)         (165,733)         (103,897)         (220,929)
   Janney Montgomery
     Scott Class              (2,942,342,585)   (2,265,789,890)     (390,127,972)     (434,775,023)
   RBB Class                         (67,517)         (580,821)           (5,396)          (69,419)
   Sansom Street Class        (1,940,208,702)   (2,127,237,313)               --                --
                             ---------------   ---------------   ---------------   ---------------
Net increase (decrease)      $   504,179,861   $   374,464,737   $    67,161,386   $    (1,864,843)
                             ===============   ===============   ===============   ===============
Bedford Shares authorized      1,500,000,000     1,500,000,000       500,000,000       500,000,000
                             ===============   ===============   ===============   ===============


                                   GOVERNMENT OBLIGATIONS             NEW YORK MUNICIPAL
                                   MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                              ---------------------------------  --------------------------------
                                   FOR THE          FOR THE          FOR THE          FOR THE
                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                              AUGUST 31, 1997   AUGUST 31, 1996  AUGUST 31, 1997  AUGUST 31, 1996
                              ---------------   ---------------  ---------------  ---------------
                                   VALUE             VALUE            VALUE             VALUE
                              ---------------   ---------------  ---------------  ---------------
Shares sold:
   Bedford Class              $   606,875,958   $   663,889,198    $ 314,988,541    $ 449,311,267
   Bradford Class                 171,813,924       180,761,217               --               --
   Cash Preservation Class                 --                --               --               --
   Janney Montgomery
     Scott Class                1,232,450,606     1,160,250,876      122,951,798       81,817,923
   RBB Class                               --                --               --               --
   Sansom Street Class                     --                --               --               --

Shares issued in
  reinvestment of dividends:
   Bedford Class                    8,971,804         8,793,104        1,871,473        1,674,883
   Bradford Class                   2,002,758         2,158,629               --               --
   Cash Preservation Class                 --                --               --               --
   Janney Montgomery
     Scott Class                   14,958,191        14,080,097          821,173          414,118
   RBB Class                               --                --               --               --
   Sansom Street Class                     --                --               --               --

Shares repurchased:
   Bedford Class                 (598,765,148)     (643,470,937)    (305,831,837)    (443,200,310)
   Bradford Class                (179,400,377)     (172,234,746)              --               --
   Cash Preservation Class                 --                --               --               --
   Janney Montgomery
     Scott Class               (1,201,221,219)   (1,170,127,739)    (113,361,834)     (76,871,596)
   RBB Class                               --                --               --               --
   Sansom Street Class                     --                --               --               --
                              ---------------   ---------------   --------------    -------------
Net increase (decrease)       $    57,686,497   $    44,099,699   $   21,439,314    $  13,146,285
                              ===============   ===============   ==============    =============
Bedford Shares authorized         500,000,000       500,000,000      500,000,000      500,000,000
                              ===============   ===============   ==============    =============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 4. NET ASSETS

     At August 31, 1997, net assets consisted of the following:


                                                                                    GOVERNMENT                 NEW YORK
                                                             MUNICIPAL              OBLIGATIONS                MUNICIPAL
                                  MONEY MARKET             MONEY MARKET            MONEY MARKET              MONEY MARKET
                                    PORTFOLIO                PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                 --------------           ------------             ------------             ------------
Capital paid-in
   Bedford Class                 $1,392,910,207           $213,100,752             $209,685,630             $ 79,156,885
   Bradford Class                            --            166,093,827               51,608,040                       --
   Cash Preservation Class              242,215                 96,943                       --                       --
   Janney Montgomery Scott Class    736,852,298            108,825,135              352,951,307               30,443,053
   Sansom Street Class              570,031,293                     --                       --                       --
   Other Classes                            800                    800                      800                      800

Accumulated net realized gain
  (loss) on investments
   Bedford Class                         (5,881)               (71,513)                  (4,689)                 (12,592)
   Bradford Class                            --                   (994)                  (1,369)                      --
   Cash Preservation Class                   (1)                     4                       --                       --
   Janney Montgomery Scott Class         (1,727)                   861                   (7,508)                     (19)
   Sansom Street Class                   (3,575)                    --                       --                       --
                                 --------------           ------------             ------------             ------------
                                 $2,700,025,629           $488,045,815             $614,232,211             $109,588,127
                                 ==============           ============             ============             ============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1997, capital loss carryovers were available to offset future realized gains as follows: $11,184 in the Money Market Portfolio of which $11,184 expires in 2004; $71,642 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001,
$9,789  expires  in 2002,  $674  expires in 2004,  and  $3,917  expires in 2005;
$13,566 in the Government Obligations Money Market Portfolio of which $12,275 expires in 2004, and $1,291 expires in 2005; and $12,611 in the New York Municipal Money Market Portfolio of which $10,939 expires in 1998, $1,256 expires in 1999, $322 expires in 2002, $89 expires in 2003 and $5 expires in 2004.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott and Sansom Street. The Fund currently offers three other classes of shares representing interests in the Municipal Money Market Portfolio: Bradford, Cash Preservation and Janney Montgomery Scott. The Fund currently offers two other classes of shares representing interests in the Government Obligations Money Market Portfolio: Bradford and Janney Montgomery Scott. The Fund currently offers one other class of shares representing an interest in the New York Municipal Money Market Portfolio: Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation Class is not presented in this report due to their immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:


BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES


                                                    FOR THE          FOR THE         FOR THE           FOR THE         FOR THE
                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of year .......  $          1.00  $          1.00  $          1.00   $         1.00  $          1.00
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Income from investment operations:
     Net investment income ..................           0.0449           0.0458           0.0475           0.0270           0.0231
                                               ---------------  ---------------  ---------------  ---------------  ---------------
         Total from investment operations ...           0.0449           0.0458           0.0475           0.0270           0.0231
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Less distributions
   Dividends (from net investment income) ...          (0.0449)         (0.0458)         (0.0475)         (0.0270)         (0.0231)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
         Total distributions ................          (0.0449)         (0.0458)         (0.0475)         (0.0270)         (0.0231)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, end of year .............  $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ===============  ===============  ===============  ===============  ===============
   Total Return .............................            4.59%            4.68%            4.86%            2.73%            2.33%
   Ratios /Supplemental Data
     Net assets, end of year (000) ..........          $51,608          $57,190          $46,509          $39,732          $50,523
     Ratios of expenses to average net assets          .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
     Ratios of net investment income to
       average net assets ...................            4.49%            4.58%            4.75%            2.70%            2.31%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.09%, 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1997, 1996, 1995, 1994, and 1993, respectively.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)


BRADFORD MUNICIPAL MONEY MARKET SHARES
                                                    FOR THE          FOR THE         FOR THE           FOR THE         FOR THE
                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                               AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of year ........ $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Income from investment operations:
     Net investment income ...................          0.0285           0.0288           0.0297           0.0195           0.0195
                                               ---------------  ---------------  ---------------  ---------------  ---------------
       Total from investment operations ......          0.0285           0.0288           0.0297           0.0195           0.0195
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Less distributions
     Dividends (from net investment income) ..         (0.0285)         (0.0288)         (0.0297)         (0.0195)         (0.0195)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
       Total distributions ...................         (0.0285)         (0.0288)         (0.0297)         (0.0195)         (0.0195)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, end of year .............. $          1.00  $          1.00  $          1.00  $          1.00  $          1.00
                                               ===============  ===============  ===============  ===============  ===============
   Total Return ..............................           2.88%            2.92%            3.01%            1.97%            1.96%
   Ratios /Supplemental Data
     Net assets, end of year (000) ...........        $166,089         $129,399         $110,936         $100,089          $76,975
     Ratios of expenses to average net assets           .85%(a)          .84%(a)          .82%(a)          .77%(a)          .77%(a)
     Ratios of net investment income to
       average net assets ....................           2.85%            2.88%            2.97%            1.95%            1.95%

(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.14%, 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY


                                        MONEY MARKET PORTFOLIO                           MUNICIPAL MONEY MARKET PORTFOLIO
                         ----------------------------------------------------   ----------------------------------------------------
                                                              FOR THE PERIOD                                         FOR THE PERIOD
                             FOR THE          FOR THE         JUNE 12, 1995         FOR THE          FOR THE          JUNE 12, 1995
                              YEAR             YEAR           (COMMENCEMENT          YEAR             YEAR           (COMMENCEMENT
                              ENDED            ENDED        OF OPERATIONS) TO        ENDED            ENDED        OF OPERATIONS) TO
                         AUGUST 31, 1997  AUGUST 31, 1996    AUGUST 31, 1995    AUGUST 31, 1997  AUGUST 31, 1996    AUGUST 31, 1995
                         ---------------  ---------------   -----------------   ---------------  ---------------   -----------------
Net asset value,
  beginning of year ......  $   1.00         $   1.00            $   1.00           $   1.00         $  1.00            $  1.00
                            --------         --------            --------           --------         --------           -------
Income from investment
  operations:
Net investment income ....    0.0459          0.0465              0.0112             0.0285           0.0278             0.0063
                            --------        --------            --------           --------         --------            -------
   Total from investment
     operations ..........    0.0459          0.0465              0.0112             0.0285           0.0278             0.0063
                            --------        --------            --------           --------         --------            -------
Less distributions
Dividends (from net
  investment income) .....   (0.0459)        (0.0465)            (0.0112)           (0.0285)         (0.0278)           (0.0063)
                            --------        --------            --------           --------         --------            -------
   Total distributions ...   (0.0459)        (0.0465)            (0.0112)           (0.0285)         (0.0278)           (0.0063)
                            --------        --------            --------           --------         --------            -------
Net asset value,
  end of year ............  $   1.00        $   1.00            $   1.00           $   1.00         $   1.00           $   1.00
                            ========        ========            ========           ========         ========           ========
Total Return .............     4.69%           4.76%             5.30%(b)             2.89%            2.81%            2.87%(b)
Ratios /Supplemental Data
  Net assets, end of
    year (000) ...........  $736,855        $561,865            $443,645           $108,826          $89,428           $113,256
  Ratios of expenses to
    average net assets ...   1.00%(a)        1.00%(a)         1.00%(a)(b)           0.85%(a)         0.94%(a)        1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...........     4.59%           4.65%             5.04%(b)             2.85%            2.78%            2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.22%, 1.23%, 1.23% for the years ended August 31, 1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.13%, 1.23% and 1.30% for the years ended August 31, 1997, 1996 and 1995, respectively.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (CONTINUED)

                             GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO          NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                          ---------------------------------------------------  ---------------------------------------------------
                                                             FOR THE PERIOD                                        FOR THE PERIOD
                               FOR THE          FOR THE       JUNE 12, 1995        FOR THE          FOR THE         JUNE 9, 1995
                                YEAR              YEAR       (COMMENCEMENT          YEAR             YEAR          (COMMENCEMENT
                                ENDED             ENDED     OF OPERATIONS) TO       ENDED            ENDED       OF OPERATIONS) TO
                           AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995   AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995
                          ----------------  --------------- -----------------  ---------------  ---------------  -----------------
Net asset value,
  beginning of year ........  $   1.00          $   1.00        $   1.00          $   1.00          $   1.00          $   1.00
                              --------          --------        --------          --------          --------          --------
Income from investment
  operations:
Net investment income ......    0.0447           0.0456           0.0109            0.0276            0.0262            0.0062
                              --------          --------        --------          --------          --------          --------
   Total from investment
     operations ............    0.0447            0.0456          0.0109            0.0276            0.0262            0.0062
                              --------          --------        --------          --------          --------          --------
Less distributions
Dividends (from net
  investment income) .......   (0.0447)          (0.0456)        (0.0109)          (0.0276)          (0.0262)          (0.0062)

   Total distributions .....   (0.0447)          (0.0456)        (0.0109)          (0.0276)          (0.0262)          (0.0062)
                              --------          --------        --------          --------          --------          --------
Net asset value,
  end of year ..............  $   1.00          $   1.00        $   1.00          $   1.00          $   1.00          $   1.00
                              ========          ========        ========          ========          ========          ========
Total Return ...............     4.56%             4.66%         5.03%(b)            2.80%             2.65%           2.72%(b)
Ratios /Supplemental Data
  Net assets, end of
    year (000) .............  $352,950          $306,757        $302,585           $30,442           $20,032           $14,671
  Ratios of expenses to
    average net assets .....   1.00%(a)          1.00%(a)     1.00%(a)(b)           .80%(a)           .93%(a)       1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets .............     4.47%             4.56%         4.91%(b)            2.76%             2.62%           2.68%(b)

(a) For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23%, 1.25% and 1.28% for years ended August 31, 1997, 1996 and 1995 respectively. For the New York Municipal Money Markey Portfolio, the ratio of expenses to average net assets would have been 1.13%, 1.25% and 1.28% for the years ended August 31, 1997, 1996 and 1995, respectively.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1997

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                           MONEY MARKET PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                    FOR THE          FOR THE           FOR THE         FOR THE          FOR THE
                                                  YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                                ---------------  ---------------   ---------------  ---------------  ---------------
Net asset value, beginning of year                $     1.00       $     1.00        $     1.00       $     1.00       $     1.00
                                                  ----------       ----------        ----------       ----------       ----------
Income from investment operations:
Net investment income                                 0.0510           0.0518            0.0543           0.0334           0.0304
                                                  ----------       ----------        ----------       ----------       ----------
     Total from investment operations                 0.0510           0.0518            0.0543           0.0334           0.0304
                                                  ----------       ----------        ----------       ----------       ----------
Less distributions
Dividends (from net investment income)               (0.0510)         (0.0518)          (0.0543)         (0.0334)         (0.0304)
                                                  ----------       ----------        ----------       ----------       ----------
     Total distributions                             (0.0510)         (0.0518)          (0.0543)         (0.0334)         (0.0304)
                                                  ----------       ----------        ----------       ----------       ----------
Net asset value, end of year                      $     1.00       $     1.00        $     1.00       $     1.00       $     1.00
                                                  ==========       ==========        ==========       ==========       ==========
Total Return                                           5.22%            5.30%             5.57%            3.39%            3.08%
Ratios /Supplemental Data
  Net assets, end of year (000)                     $570,018         $524,359          $441,614         $373,745         $190,794
  Ratios of expenses to average net assets            .49%(a)          .48%(a)           .39%(a)          .39%(a)          .34%(a)
  Ratios of net investment income to
   average net assets                                  5.10%            5.18%             5.43%            3.34%            3.04%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .64%, .65%, .59%, .60%, and .60% for the years ended August 31, 1997, 1996, 1995,
     1994, and 1993, respectively.

NOTE 7. SUBSEQUENT EVENT:
     On October 1, 1997, the Municipal Money Market Portfolio's Bradford Class of 168,177,203 shares and the Government Obligations Portfolio's Bradford Class of 44,971,583 shares were liquidated.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 1997 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market and New York Municipal Money Market Portfolios were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 49% and 17% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 1998, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market and New York Municipal Money Market Portfolios in 1997. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.

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